INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Summary of computation of basic and diluted net income per share attribute to ordinary shareholders

The following table sets forth the computation of basic and diluted net income per share attribute to ordinary shareholders:

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net income attributable to ordinary shareholders – basic and diluted	1,297,619	1,056,478	1,535,742
Weighted average number of ordinary shares outstanding – basic and diluted	213,996,233	212,433,169	208,900,211
Basic and diluted net income per share attributable to ordinary shares	6.06	4.97	7.35